Commitments, Guarantees, Concentrations and Contingencies - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
ROU assets	$ 116,858	$ 101,446
Operating lease liabilities	$ 139,796	$ 124,745
Weighted average remaining lease term (in years)	9 years 6 months	9 years
Weighted average discount rate	4.70%	5.10%
Finance Leases
ROU assets	$ 14,381
Lease liabilities	$ 14,693
Weighted average remaining lease term (in years)	19 years 2 months 12 days
Weighted average discount rate	3.40%
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	us-gaap:PropertyPlantAndEquipmentNet
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accounts payable, accruals and other liabilities